Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables [Abstract]
Risk percentage	100.00%	74.00%
Percentage of value-added tax and other taxes recoverable	96.00%
Derecognized accounts receivable net book value (in Dollars)	$ 78,737	$ 158,812